UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21877

                  OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: MARCH 31

                     Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND
STATEMENT OF INVESTMENTS JUNE  30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                                    COUPON    MATURITY        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--161.0%
-----------------------------------------------------------------------------------------------------------------------------------
ARIZONA--108.1%
$        60,000   Apache County IDA (Tucson Electric Power Company) 1                             5.875%    03/01/2033   $  60,034
-----------------------------------------------------------------------------------------------------------------------------------
        170,000   AZ Agricultural & Power District (Salt River) 1                                 5.000     01/01/2020     172,496
-----------------------------------------------------------------------------------------------------------------------------------
        250,000   AZ Game & Fish Department (Administration Building)                             5.000     07/01/2032     254,078
-----------------------------------------------------------------------------------------------------------------------------------
        300,000   AZ Health Facilities Authority (American Baptist Estates) 1                     7.750     11/15/2033     332,466
-----------------------------------------------------------------------------------------------------------------------------------
        115,000   AZ Health Facilities Authority (FMC/SMC Obligated Group) 1                      5.250     10/01/2026     116,938
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   AZ Health Facilities Authority (Northern Arizona Healthcare) 1                  5.000     10/01/2023      20,368
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   AZ Health Facilities Authority (Northern Arizona Healthcare) 1                  5.250     10/01/2016      20,408
-----------------------------------------------------------------------------------------------------------------------------------
        125,000   AZ Student Loan Acquisition Authority 1                                         5.750     05/01/2015     130,990
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   AZ Student Loan Acquisition Authority 1                                         5.900     05/01/2024      78,718
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   AZ University COP (Downtown Campus/Mercado) 1                                   5.750     07/01/2017      15,023
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Casa Grande IDA (Casa Grande Regional Medical Center) 1                         7.000     12/01/2017      21,676
-----------------------------------------------------------------------------------------------------------------------------------
        300,000   Centerra Community Facilities District 1                                        5.150     07/15/2031     296,931
-----------------------------------------------------------------------------------------------------------------------------------
          9,441   Central AZ Irrigation & Drain District 1                                        6.000     06/01/2016       9,454
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Chandler Water & Sewer 1                                                        5.250     07/01/2015      25,277
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Cochise County IDA (Sierra Vista Community Hospital) 1                          6.750     12/01/2026      10,208
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Cochise County Unified School District No. 21 (St. David) 1                     5.000     07/01/2017      10,161
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Festival Ranch Community Facilities District 1                                  5.000     07/01/2026      98,017
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Festival Ranch Community Facilities District 1                                  5.000     07/01/2032      97,766
-----------------------------------------------------------------------------------------------------------------------------------
        195,000   Festival Ranch Community Facilities District                                    5.300     07/15/2031     196,037
-----------------------------------------------------------------------------------------------------------------------------------
        500,000   Flagstaff (Aspen Place Sawmill Improvements) 1                                  5.000     01/01/2032     500,230
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Gila County IDA (Cobre Valley Community Hospital) 1                             6.100     12/01/2025      21,166
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   Glendale IDA (Midwestern University) 1                                          5.375     05/15/2028      35,716
-----------------------------------------------------------------------------------------------------------------------------------
        225,000   Goodyear IDA Water & Sewer (Litchfield Park Service Company) 1                  6.750     10/01/2031     241,952
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Greater AZ Devel. Authority, Series A 1                                         5.625     08/01/2020       5,187
-----------------------------------------------------------------------------------------------------------------------------------
        335,000   Hassayampa Community Facilities District (Hassayampa Village Community)         7.750     07/01/2021     352,072
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Maricopa County Hospital (Sun Health Corp.) 1                                   5.250     04/01/2019       5,056
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Maricopa County Hospital (Sun Health Corp.) 1                                   6.125     04/01/2018      15,318
-----------------------------------------------------------------------------------------------------------------------------------
         90,000   Maricopa County IDA (Catholic Healthcare) 1                                     5.000     07/01/2016      91,063
-----------------------------------------------------------------------------------------------------------------------------------
         95,000   Maricopa County IDA (Catholic Healthcare) 1                                     5.000     07/01/2021      95,486
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   Maricopa County IDA (Catholic Healthcare) 1                                     5.000     07/01/2021      60,583
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   Maricopa County IDA (Chaparral City Water Company) 1                            5.400     12/01/2022      35,841
-----------------------------------------------------------------------------------------------------------------------------------
        275,000   Maricopa County IDA (Citizens Utilities Company) 1                              6.200     05/01/2030     275,204
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Maricopa County IDA (Mayo Clinic Scottsdale) 1                                  5.250     11/15/2037      50,945
-----------------------------------------------------------------------------------------------------------------------------------


                1 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                                  COUPON   MATURITY           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$        10,000   Maricopa County IDA (Pennington Gardens) 1                                     5.100%   09/20/2019   $    10,230
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000   Maricopa County IDA (Rosa Linda Apartments) 2                                  5.300    07/20/2042     1,516,860
-----------------------------------------------------------------------------------------------------------------------------------
        525,000   Maricopa County IDA (Sun King Apartments)                                      6.750    05/01/2031       538,503
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Maricopa County IDA (Whispering Palms Apartments) 1                            5.900    07/01/2029        51,626
-----------------------------------------------------------------------------------------------------------------------------------
        453,000   Maricopa County IDA Hospital (Mayo Clinic Scottsdale)                          5.250    11/15/2037       461,476
-----------------------------------------------------------------------------------------------------------------------------------
        110,000   Maricopa County Pollution Control Corp. (Public
                  Service Company of New Mexico) 1                                               5.750    11/01/2022       110,699
-----------------------------------------------------------------------------------------------------------------------------------
        105,000   Maricopa County Pollution Control Corp. (Public
                  Service Company of New Mexico) 1                                               6.300    12/01/2026       107,388
-----------------------------------------------------------------------------------------------------------------------------------
        170,000   Mesa IDA (Banner Health System) 1                                              5.000    01/01/2019       172,530
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   Mesa IDA (Mesa Student Hsg.) 1                                                 6.000    07/01/2025        63,835
-----------------------------------------------------------------------------------------------------------------------------------
        125,000   Mesa IDA (Mesa Student Hsg.) 1                                                 6.000    07/01/2032       131,185
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Mesa IDA (Mesa Student Hsg.) 1                                                 6.000    07/01/2032        21,233
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   Mesa IDA (Mesa Student Hsg.) 1                                                 6.250    07/01/2032        64,380
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   Navajo County IDA (Stone Container Corp.) 1                                    7.400    04/01/2026        46,026
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Parkway Community Facilities District No. 1 (Prescott Valley) 1                5.350    07/15/2031        50,445
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   Peoria Improvement District No. 8401 1                                         5.300    01/01/2011        40,192
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Peoria Street & Highway 1                                                      5.750    07/01/2016         5,008
-----------------------------------------------------------------------------------------------------------------------------------
        500,000   Phoenix & Pima County IDA (Single Family)                                      5.250    08/01/2038       511,750
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Phoenix Airport 1                                                              6.400    07/01/2012        15,026
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   Phoenix Airport, Series D 1                                                    6.200    07/01/2008        45,074
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   Phoenix Civic Improvement Corp. 1                                              5.250    07/01/2021        45,024
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Phoenix Civic Improvement Corp. (Bus Acquisition) 1                            5.300    07/01/2010        50,556
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Phoenix Civic Improvement Corp. (Courthouse) 1                                 5.250    07/01/2024        25,913
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Phoenix Civic Improvement Corp. (Patriots Square) 1                            5.500    07/01/2009        20,026
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Phoenix Civic Improvement Corp. Airport, Series A 1                            5.000    07/01/2018         5,092
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   Phoenix Civic Improvement Corp. Airport, Series A 1                            5.000    07/01/2025        35,635
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Phoenix Civic Improvement Corp. Airport, Series B 1                            5.250    07/01/2022        20,602
-----------------------------------------------------------------------------------------------------------------------------------
        450,000   Phoenix Civic Improvement Corp. Airport, Series B                              5.250    07/01/2027       463,046
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Phoenix Civic Improvement Corp. Airport, Series B 1                            5.250    07/01/2032        51,349
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   Phoenix Civic Improvement Corp. Water System 1                                 5.000    07/01/2019        60,597
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Phoenix Hsg. Finance Corp. 1                                                   6.900    01/01/2023        20,258
-----------------------------------------------------------------------------------------------------------------------------------
        165,000   Phoenix IDA (Crossroads Apartments) 1                                          5.200    12/15/2021       166,647
-----------------------------------------------------------------------------------------------------------------------------------
        350,000   Phoenix IDA (Espiritu Community Devel. Corp.) 1                                6.250    07/01/2036       361,428
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Phoenix IDA (Gourmet Boutique West)                                            5.875    11/01/2037       976,410
-----------------------------------------------------------------------------------------------------------------------------------
        240,000   Phoenix IDA (Liberty Cove Apartments) 1                                        5.150    10/20/2042       237,859
-----------------------------------------------------------------------------------------------------------------------------------
      1,500,000   Phoenix IDA (Single Family Mtg.)                                               5.500    08/01/2038     1,563,240
-----------------------------------------------------------------------------------------------------------------------------------
        750,000   Phoenix IDA (Single Family Mtg.) 1                                             5.625    05/01/2039       788,910
-----------------------------------------------------------------------------------------------------------------------------------
        130,000   Phoenix IDA (Single Family Mtg.) 1                                             6.650    10/01/2029       133,281
-----------------------------------------------------------------------------------------------------------------------------------
        225,000   Phoenix IDA (Summit Apartments)                                                6.550    07/20/2037       241,133
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Phoenix IDA (Ventana Palms Apartments) 1                                       6.150    10/01/2029        53,359
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Phoenix Street & Highway 1                                                     6.000    07/01/2007         5,001
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   Phoenix Street & Highway 1                                                     6.100    07/01/2011        40,072
-----------------------------------------------------------------------------------------------------------------------------------


                2 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                                  COUPON   MATURITY           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$       170,000   Pima County IDA (Arizona Charter School) 1                                     6.500%   07/01/2023   $   181,829
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Pima County IDA (Center for Academic Success)  2                               5.500    07/01/2037     1,002,670
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Pima County IDA (Charter Schools) 1                                            6.375    07/01/2031        11,181
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Pima County IDA (Charter Schools) 1                                            6.375    07/01/2031        16,059
-----------------------------------------------------------------------------------------------------------------------------------
        195,000   Pima County IDA (Christian Senior Living)                                      5.050    01/01/2037       184,298
-----------------------------------------------------------------------------------------------------------------------------------
        150,000   Pima County IDA (Global Water Resources) 1                                     5.750    12/01/2032       148,412
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Pima County IDA (Healthpartners of Southern Arizona) 1                         5.450    04/01/2010        15,316
-----------------------------------------------------------------------------------------------------------------------------------
        150,000   Pima County IDA (Healthpartners of Southern Arizona) 1                         5.625    04/01/2014       153,182
-----------------------------------------------------------------------------------------------------------------------------------
         85,000   Pima County IDA (Horizon Community Learning Center) 1                          5.250    06/01/2035        82,989
-----------------------------------------------------------------------------------------------------------------------------------
         65,000   Pima County IDA (International Studies Academy) 1                              6.750    07/01/2031        71,291
-----------------------------------------------------------------------------------------------------------------------------------
        105,000   Pima County IDA (International Studies Academy) 1                              6.750    07/01/2031       111,693
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Pima County IDA (Single Family Mtg.)                                           5.200    05/01/2031         5,026
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Pima County IDA (Single Family Mtg.) 1                                         5.786 3  11/01/2034         9,940
-----------------------------------------------------------------------------------------------------------------------------------
        125,000   Pima County IDA (Sonoran Science Academy) 1                                    5.750    12/01/2037       121,754
-----------------------------------------------------------------------------------------------------------------------------------
        625,000   Pima County IDA (Southgate Academy Charter School) 1                           7.000    12/01/2036       639,869
-----------------------------------------------------------------------------------------------------------------------------------
        150,000   Pima County IDA (Tucson Country Day School) 1                                  5.000    06/01/2037       147,366
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   Pima County IDA (Tucson Medical Center) 1                                      5.000    04/01/2015        30,020
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Pima County Junior College District 1                                          7.000    07/01/2009        15,365
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   San Luis Civic Improvement Corp. (Excise Tax) 1                                5.000    07/01/2038         5,128
-----------------------------------------------------------------------------------------------------------------------------------
        200,000   San Luis Facility Devel. Corp. (Regional Detention Center)                     7.250    05/01/2027       201,902
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Santa Cruz County Unified School District 1                                    6.000    07/01/2009         5,054
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Scottsdale IDA Hospital (Scottsdale Memorial Hospitals) 1                      6.000    09/01/2012        51,172
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Show Low Bluff Community Facilities District 1                                 5.600    07/01/2031       985,330
-----------------------------------------------------------------------------------------------------------------------------------
        275,000   Show Low IDA (Navapache Regional Medical Center)                               5.000    12/01/2030       280,770
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Show Low IDA (Navapache Regional Medical Center) 1                             5.300    12/01/2011        25,576
-----------------------------------------------------------------------------------------------------------------------------------
        175,000   Somerton IDA (Bienestar) 2                                                     5.750    07/01/2017       174,650
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Tempe Improvement Bonds (Improvement District No.170) 1                        6.875    01/01/2011        15,208
-----------------------------------------------------------------------------------------------------------------------------------
        125,000   Tolleson IDA (Copper Cove) 1                                                   5.450    11/20/2032       128,106
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Tucson IDA (Joint Single Family Mtg.) 1                                        5.000    01/01/2039        99,169
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   Tucson IDA (Joint Single Family Mtg.) 1                                        5.350    01/01/2038        77,933
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Tucson Improvement District (Civano Neighborhood Phase 1) 1                    5.000    01/01/2015         5,020
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Tucson Improvement District (Civano Neighborhood Phase 1) 1                    5.000    01/01/2018        15,050
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   University AZ Medical Center Corp. (University Medical Center) 1               5.000    07/01/2013        25,019
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   University AZ Medical Center Corp. (University Medical Center) 1               5.000    07/01/2021        50,032
-----------------------------------------------------------------------------------------------------------------------------------


                3 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                                 COUPON   MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$         5,000   University AZ Medical Center Corp. (University Medical Center) 1              5.000%   07/01/2033   $      4,996
-----------------------------------------------------------------------------------------------------------------------------------
        225,000   Verrado Community Facilities District No. 1 1                                 6.500    07/15/2027        240,539
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Via Linda Road Community Facilities District Scottsdale 1                     5.650    07/15/2018         10,242
-----------------------------------------------------------------------------------------------------------------------------------
        225,000   Vistancia Community Facilities District 1                                     6.750    07/15/2022        246,553
-----------------------------------------------------------------------------------------------------------------------------------
        250,000   Westpark Community Facilities District 1                                      5.250    07/15/2031        250,440
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Yuma County Jail District 1                                                   5.250    07/01/2012         50,056
                                                                                                                      -------------
                                                                                                                        18,977,974

U.S. POSSESSIONS--52.9%
         20,000   Guam Power Authority, Series A 1                                              5.250    10/01/2023         20,065
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Puerto Rico Aqueduct & Sewer Authority 1                                      5.000    07/01/2015         25,211
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Puerto Rico Aqueduct & Sewer Authority 1                                      5.000    07/01/2019        101,515
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Puerto Rico Children's Trust Fund (TASC) 1                                    5.625    05/15/2043        104,716
-----------------------------------------------------------------------------------------------------------------------------------
     20,000,000   Puerto Rico Children's Trust Fund (TASC)                                      6.342 3  05/15/2050      1,382,000
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Puerto Rico Commonwealth GO 2                                                 5.250    07/01/2025      1,046,360
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Puerto Rico Commonwealth GO 1                                                 5.250    07/01/2032        104,336
-----------------------------------------------------------------------------------------------------------------------------------
        200,000   Puerto Rico Electric Power Authority, Series TT 1                             5.000    07/01/2037        204,664
-----------------------------------------------------------------------------------------------------------------------------------
      2,800,000   Puerto Rico Electric Power Authority, Series UU 4                             4.288 5  07/01/2031      2,786,000
-----------------------------------------------------------------------------------------------------------------------------------
        200,000   Puerto Rico Highway & Transportation Authority, Series M 1                    5.000    07/01/2032        204,504
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000   Puerto Rico Highway & Transportation Authority, Series N 4                    4.107 5  07/01/2045      1,997,000
-----------------------------------------------------------------------------------------------------------------------------------
        175,000   Puerto Rico Infrastructure 1                                                  5.000    07/01/2046        176,909
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                              5.375    02/01/2019         25,510
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1                                5.500    07/01/2026         76,212
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Puerto Rico Port Authority (American Airlines), Series A 1                    6.250    06/01/2026        100,282
-----------------------------------------------------------------------------------------------------------------------------------
        185,000   Puerto Rico Port Authority (American Airlines), Series A                      6.300    06/01/2023        185,091
-----------------------------------------------------------------------------------------------------------------------------------
        250,000   University of Puerto Rico 1                                                   5.000    06/01/2026        255,315
-----------------------------------------------------------------------------------------------------------------------------------
        200,000   V.I. Public Finance Authority, Series A 1                                     5.625    10/01/2025        204,334
-----------------------------------------------------------------------------------------------------------------------------------
        300,000   V.I. Water & Power Authority, Series A                                        5.000    07/01/2031        300,454
                                                                                                                      -------------
                                                                                                                         9,300,478
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $28,311,215)-161.0%                                                                   28,278,452
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(61.0)                                                                           (10,715,698)

                                                                                                                      -------------
NET ASSETS-100.0%                                                                                                     $ 17,562,754
                                                                                                                      =============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.


                4 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

To simplify the listings of securities, abbreviations are used per the table below:

COP        Certificates of Participation
FMC        Flagstaff Medical Center
GO         General Obligation
IDA        Industrial Devel. Agency
ITEMECF    Industrial, Tourist, Educational, Medical and Environmental Community
              Facilities
ROLs       Residual Option Longs
SMC        Sedona Medical Center
TASC       Tobacco Settlement Asset-Backed Bonds
V.I.       United States Virgin Islands

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

Industry                                             Market Value        Percent
--------------------------------------------------------------------------------
Electric Utilities                                   $  3,736,550          13.2%
Single Family Housing                                   3,189,249          11.3
Multifamily Housing                                     2,954,351          10.3
Education                                               2,748,129           9.7
Highways/Commuter Facilities                            2,241,576           7.9
Hospital/Health Care                                    1,885,746           6.7
Special Assessment                                      1,783,305           6.3
Tax Increment Financing (TIF)                           1,534,693           5.4
Tobacco Master Settlement Agreement                     1,486,716           5.3
General Obligation                                      1,190,794           4.2
Food Products                                             976,410           3.5
Water Utilities                                           702,435           2.5
Marine/Aviation Facilities                                635,824           2.2
Adult Living Facilities                                   516,764           1.8
Special Tax                                               443,417           1.6
Municipal Leases                                          440,650           1.6
Higher Education                                          331,906           1.2
Airlines                                                  285,373           1.0
Student Housing                                           280,633           1.0
Sewer Utilities                                           241,952           0.9
Sales Tax Revenue                                         214,343           0.8
Student Loans                                             209,708           0.7
Correctional Facilities                                   201,902           0.7
Paper, Containers & Packaging                              46,026           0.2
                                                     ---------------------------
Total                                                $ 28,278,452         100.0%
                                                     ===========================

Notes to Statement of Investments

Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the


                5 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

Securities on a When-Issued Basis or Forward Commitment. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Fund had purchased $3,718,048 of securities issued on a when-issued basis or forward commitment.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $513,000 as of June 30, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2007 municipal bond holdings with a value of $4,783,000 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $4,270,000 in short-term floating rate notes issued and outstanding at that date.

At June 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:


                6 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      Principal                                                                           Coupon   Maturity   Value as of June
         Amount   Inverse Floater 1                                                     Rates  2      Dates           30, 2007
-------------------------------------------------------------------------------------------------------------------------------
$       280,000   Puerto Rico Electric Power Authority ROLs                                7.050%    7/1/31       $    266,000
        250,000   Puerto Rico Highway & Transportation Authority ROLs                      5.060     7/1/45            247,000
                                                                                                              -----------------
                                                                                                                  $    513,000
                                                                                                              =================

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 5 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

Security Credit Risk. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Borrowings

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2880% as of June 30, 2007). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

Recent Accounting Pronouncement

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Federal Tax. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                               $  28,311,215
                                                             =============

Gross unrealized appreciation                                $     151,756
Gross unrealized depreciation                                     (184,519)
                                                             -------------
Net unrealized depreciation                                  $     (32,763)
                                                             =============


                7 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the
          registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Arizona Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: August 8, 2007